DECHERT LLP

1775 I STREET, N.W.

WASHINGTON, D.C. 20006

(202) 261-3300

August 2, 2010

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

            Re:       The FBR Funds (the “Trust”)

                        File Nos. 333-112480 and 811-21503

Ladies and Gentlemen:

            Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the Trust and two of its separate investment series, the FBR Balanced Fund and the FBR Core Bond Fund (the “Funds”), that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds do not differ from those contained in Post-Effective Amendment No. 25 which was filed on July 30, 2010.  The text of Post-Effective Amendment No. 25 was filed electronically.

            Please do not hesitate to contact the undersigned at (202) 261-3364 or Stephen Cohen at (202) 261-3304 if you have any questions or comments regarding the foregoing.

Very truly yours,

/s/ Patrick W.D. Turley, Esq.
Patrick W.D. Turley, Esq.